Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Operating Leases

Investment in operating leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Transportation equipment	¥624,958	¥624,567	$7,599
Measuring and information-related equipment	176,304	191,313	2,328
Real estate	836,953	858,413	10,444
Other	19,152	18,569	226

	1,657,367	1,692,862	20,597
Accumulated depreciation	(402,697)	(404,818)	(4,925)

Net	1,254,670	1,288,044	15,672
Accrued rental receivables	15,625	21,954	267

	¥1,270,295	¥1,309,998	$15,939

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Depreciation expenses	¥137,386	¥134,791	¥137,019	$1,667
Various expenses	52,188	51,949	52,314	637

	¥189,574	¥186,740	¥189,333	$2,304

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥147,965	$1,800
2014	94,188	1,146
2015	63,453	772
2016	39,878	485
2017	24,136	294
Thereafter	43,765	533

Total	¥413,385	$5,030